Significant Acquisitions and Disposals - Summary of Fair Value of Identifiable Net Assets Acquired (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Sep. 18, 2017	Oct. 31, 2016
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Goodwill	$ 16,536	$ 16,156		$ 16,662
Scottrade Bank [member]
Amounts Recognised As Of Acquisition Date For Each Major Class Of Assets Acquired And Liabilities Assumed [Line Items]
Cash and due from banks			$ 750
Securities			14,474
Loans			5,284
Other assets			149
Financial assets recognised as of acquisition date			20,657
Deposits			18,992
Other liabilities			57
Fair value of identifiable net assets acquired			1,608
Goodwill			34
Total purchase consideration			$ 1,642